Income Taxes (Schedule of Change in Deferred Income Tax Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ 491.5	$ 477.0
Deferred income tax expense (recovery) recognized in net (loss) earnings	20.1	16.9
Deferred income tax (recovery) expense recognized in OCI	2.1	(2.4)
Balance, end of year	$ 513.7	$ 491.5